Document and Entity Information	12 Months Ended
Jun. 30, 2024 shares
Document Information [Line Items]
Entity Registrant Name	noco-noco Inc.
Document Type	20-F/A
Current Fiscal Year End Date	--06-30
Entity Common Stock, Shares Outstanding	170,453,431
Amendment Flag	true
Entity Central Index Key	0001964021
Entity Current Reporting Status	No
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Entity Ex Transition Period	false
Document Period End Date	Jun. 30, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Transition Report	false
Document Annual Report	true
Document Shell Company Report	false
Securities Act File Number	001-41789
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	3 Temasek Avenue
Entity Address, Address Line Two	Centennial Tower, Level 18
Entity Address, Postal Zip Code	039190
Entity Address, Country	SG
Entity Address, City or Town	Singapore
Document Financial Statement Error Correction [Flag]	false
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
Amendment Description	This Form 20-F/A is being filed as Amendment No. 1 (the "Amendment") to our annual report on Form 20-F for the year ended June 30, 2024 (the "Original Annual Report"), which was originally filed with the U.S. Securities and Exchange Commission on December 26, 2024. The purpose of this Amendment is to amend the Cover Page of the Original Report as the box to indicate whether the Company is a "shell company" was erroneously check marked yes, when it should have been check marked no. The Company is not a "shell company" as defined in Rule 12b-2 of the Exchange Act.Except for the amended disclosure set forth above, this Form 20-F/A has not been updated to reflect events that occurred after December 26, 2024, the filing date of the Original Annual Report. Accordingly, this Form 20-F/A should be read in conjunction with our filings made with the SEC subsequent to the filing of the Original Annual Report, including any amendments to those filings. However, this Form 20-F/A includes Exhibits 12.1, 12.2, 13.1 and 13.2, new certifications by the Company’s Chief Executive Officer and Chief Financial Officer as required by Rule 12b-15.
Business Contract
Document Information [Line Items]
Entity Address, Address Line One	3 Temasek Avenue
Entity Address, Address Line Two	Centennial Tower, Level 18
Entity Address, Postal Zip Code	039190
Entity Address, Country	SG
Entity Address, City or Town	Singapore
Contact Personnel Name	Masataka Matsumura
City Area Code	+65
Local Phone Number	69503852
Contact Personnel Email Address	contactus@noco-noco.com
Ordinary Shares
Document Information [Line Items]
Trading Symbol	NCNCF
Title of 12(b) Security	Ordinary shares, par value US$0.0001
Warrants
Document Information [Line Items]
Trading Symbol	NCNWF
Title of 12(b) Security	Warrants, each whole warrant exercisable for one ordinary share